INCOME TAX	6 Months Ended
Jun. 30, 2020
Major components of tax expense (income) [abstract]
INCOME TAX	INCOME TAX
The tax expense for the period is based on an estimated annual effective rate, which requires management to make its best estimate of annual pre-tax income for the year. During the year, management regularly updates its estimates based on changes in various factors such as geographical mix of operating profit, prices, shipments, product mix, plant operating performance and cost estimates, including labor, raw materials, energy and pension and other post retirement benefits.
The income tax expense was 524 and 149 for the six months ended June 30, 2020 and 2019, respectively. The income tax expense for the six months ended June 30, 2020 was driven by the results in certain jurisdictions where the Company remained profitable during the first half of 2020 and reclassification of deferred taxes from other comprehensive income.
The tax expense of 149 for the six months ended June 30, 2019 included a tax benefit of 387 resulting from higher future taxable income projections in Luxembourg in connection with interest income from lending activities to subsidiaries, offset in part by a 340 tax expense resulting from the reduction of the Luxembourg tax rate.